Disposal of the Discontinued Operations of the NFID Business (Details) - USD ($)		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2023
Disposal of the Discontinued Operations of the NFID Business [Line Items]
Purchase price	$ 60,000
Bad debt expense		$ 69,600
Note receivable		60,000
Accrued interest receivable		$ 9,600
Promissory Note [Member]
Disposal of the Discontinued Operations of the NFID Business [Line Items]
Promissory note amount	$ 60,000
Minimum [Member] | Promissory Note [Member]
Disposal of the Discontinued Operations of the NFID Business [Line Items]
percentage of Interest per annum	8.00%
Matured date	Oct. 01, 2023
Maximum [Member] | Promissory Note [Member]
Disposal of the Discontinued Operations of the NFID Business [Line Items]
percentage of Interest per annum	9.00%
Matured date	Dec. 30, 2023